Balances and transactions with related parties: (Tables)	12 Months Ended
Dec. 31, 2024
Balances and transactions with related parties:
Schedule of balances receivable and payable

	December 31,
	2023		2024
Accounts payable and accumulated expenses (Note 9):(*)
Inversiones y Técnicas Aeroportuarias, S. A. P. I. de C. V.
(Shareholder/technical assistance)	Ps.	(178,294)	Ps.	(101,266)
	Ps.	(178,294)	Ps.	(101,266)
(*)	These are accounts with terms of less than one year under similar market conditions.

Schedule of transactions with related parties

	December 31,
	2022		2023		2024
Commercial income:
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps.	15,899	Ps.	20,162	Ps.	19,352
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		7,616		8,306		9,515
Coordinados de México de Oriente, S. A. de C. V. (Stockholder)		189		202		60

Expenses:
Technical assistance (Note 14.4)	Ps.	(643,891)	Ps.	(715,462)	Ps.	(400,838)

Related parties:
Administrative services
Leasing	Ps.	(4,610)	Ps.	(5,773)	Ps.	(6,206)

Schedule of compensation of key personnel

	December 31,
	2022		2023		2024
Short term salaries and other benefits paid to key personnel(*)	Ps.	166,922	Ps.	171,595	Ps.	204,913
Fees paid to the Board of Directors and Committees		8,671		10,261		8,698
(*)	In fiscal years 2022, 2023 and 2024, includes costs of Ps.77,419, Ps.70,026 and Ps.99,962 and Ps.64,795, Ps.16,871 and Ps.19,543, respectively, for key personnel of directors of Aerostar and Airplan.